TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
d.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2016	2017	2018

Domestic	$4,151	$5,948	$10,084
Foreign	3,443	3,692	6,503

	$7,594	$9,640	$16,587

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
e.	Taxes on income are comprised as follows:

	Year Ended December 31,
	2016	2017	2018

Current taxes	$831	$688	$843
Deferred tax expense (income)	(9,475)	4,922	2,251

	$(8,644)	$5,610	$3,094

Domestic	$(6,576)	$2,979	$1,610
Foreign	(2,068)	2,631	1,484

	$(8,644)	$5,610	$3,094

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carryforward	$34,708	$30,330
Reserves and allowances	5,722	5,613

Net deferred tax assets before valuation allowance	40,430	35,943
Less - valuation allowance	(33,744)	(31,593)

Deferred tax asset	$6,686	$4,350

Deferred tax liability	$(389)	$(305)

Deferred tax asset:
Domestic	5,013	3,342
Foreign	1,673	1,008

	$6,686	$4,350

Deferred tax liability:
Foreign	$(389)	$(305)

*)
During the year ended December 31, 2018, the Company recorded a correction of a prior-period balance related to its U.S. subsidiary, which increased the net deferred tax assets at December 31, 2017 by $
1,527
, with a corresponding increase to the valuation allowance in the same amount, with a zero net impact on deferred tax asset.

Schedule Of Income Tax Reconciliation Between Theoretical And Actual Tax Expenses Benefit [Table Text Block]
g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2016	2017	2018

Income before taxes, as reported in the consolidated statements of operations	$7,594	$9,640	$16,587

Israeli statutory corporate tax rate	25.0%	24.0%	23.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$1,898	$2,314	$3,815
Income tax at rate other than the Israeli statutory corporate tax rate	(749)	33	458
Non-deductible expenses, including share-based compensation expenses	744	629	384
Losses for which valuation allowance was provided (utilized)	(13,334)	2,692	(2,874)
Changes in exchange rates of subsidiaries	1,961	(1,717)	1,388
Impact of rate change	679	943	-
Unrecognized tax benefits	-	-	(386)
Impact of TCJA	-	396	271
Other	157	320	38

Actual tax expense (benefit)	$(8,644)	$5,610	$3,094